Note 13 - Stock-based Compensation Stock - Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Shares issuable under options (in shares)	1,753,275	1,602,850
Shares issuable under options (in dollars per share)	$ 36.03	$ 30.31
Granted, Number of options (in shares)	470,000	450,000
Granted, Weighted average exercise price (in dollars per share)	$ 67.32	$ 46.21
Exercised, Number of options (in shares)	(278,975)	(285,700)
Exercised, Weighted average exercise price (in dollars per share)	$ 26.60	$ 19.74
Forfeited, Number of options (in shares)	(46,875)	(13,875)
Forfeited, Weighted average exercise price (in dollars per share)	$ 39.66	$ 40.10
Shares issuable under options (in shares)	1,897,425	1,753,275
Shares issuable under options (in dollars per share)	$ 45.08	$ 36.03
Shares issuable under options (Year)	2 years 182 days
Shares issuable under options, aggregate intrinsic value	$ 24,676
Options exercisable - End of year, Number of options (in shares)	746,125
Options exercisable - End of year, Weighted average exercise price (in dollars per share)	$ 35.60
Options exercisable - End of year, Weighted average remaining contractual life (Year)	1 year 219 days
Options exercisable - End of year, Aggregate intrinsic value	$ 14,495